The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 10, 2017 (Accession No. 0001193125-17-078301) which is incorporated herein by reference.